Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Operations (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EXPENSES:
General and administrative expenses	$ (145,935)	$ (123,247)	$ (88,576)
Operating loss	15,854	169,660	366,078
OTHER INCOME / (EXPENSES):
Interest and finance cost	(210,128)	(146,173)	(66,825)
Interest income	4,203	16,575	21,866
Gain/ (loss) on interest rate swaps	(54,073)	(68,943)	(120,505)
Other, net	(492)	9,023	10,272
Total expenses, net	(260,490)	(189,518)	(155,192)
Net income/ (loss)	(288,593)	(47,286)	190,450
Earnings/ (loss) per share, basic	$ (0.65)	$ (0.21)	$ 0.64
Weighted average number of shares, basic	380,159,088	355,144,764	268,858,688
Earnings/ (loss) per share, diluted	$ (0.65)	$ (0.21)	$ 0.61
Weighted average number of shares, diluted	380,159,088	355,144,764	305,425,852
Dryships Inc.
EXPENSES:
General and administrative expenses	(29,408)	(42,903)	(43,893)
Operating loss	(29,408)	(42,903)	(43,893)
OTHER INCOME / (EXPENSES):
Interest and finance cost	(85,692)	(83,025)	(77,731)
Interest income	3,065	658	479
Gain/ (loss) on interest rate swaps	(9,513)	(27,807)	(64,162)
Other, net	672	3,809	(1,610)
Total expenses, net	(91,468)	(106,365)	(143,024)
Equity in earnings/ (loss) of subsidiaries (eliminated in consolidation)	(125,902)	79,140	375,244
Net income/ (loss)	$ (246,778)	$ (70,128)	$ 188,327
Earnings/ (loss) per share, basic	$ (0.65)	$ (0.21)	$ 0.64
Weighted average number of shares, basic	380,159,088	355,144,764	268,858,688
Earnings/ (loss) per share, diluted	$ (0.65)	$ (0.21)	$ 0.61
Weighted average number of shares, diluted	380,159,088	355,144,764	305,425,852